Significant accounting policies (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Use of estimates

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to complete a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Use of estimates

        The preparation of the Company's financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company granted stock options at exercise prices not less than the fair market value of its common stock as determined by the board of directors contemporaneously at the date such grants were made, with input from management. The fair value of common stock at the grant date was adjusted in connection with the Company's retrospective fair value assessment for financial reporting purposes. The board of directors has determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the 2004 American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The methodologies included a probability analysis including both a potential public trading scenario and potential sale scenario. For the sale scenario the Company used the reverse backsolve method and in the public trading scenario the Company assumed that all of its shares of convertible preferred stock would convert into common stock. Valuation methodologies include estimates and assumptions that require the Company's judgment. These estimates include assumptions regarding future performance, including the successful completion of the Company's AUGMENT marketing study in humans and the time to completing a public trading scenario or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Comprehensive loss

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the period April 5, 2011 (inception) to June 30, 2011, April 5, 2011 (inception) to June 30, 2012, as well as, the three and six months ended June 30, 2012.

        In June 2011, the Financial Accounting Standards Board issued revised guidance on the presentation of comprehensive income and its components in the financial statements. As a result of this guidance, companies are now required to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This guidance is effective for the Company for interim and annual periods ending after December 15, 2011. The new guidance is to be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present comprehensive income (loss) in one continuous statement as part of the condensed financial statements.

Comprehensive loss

        Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for the year ended December 31, 2011.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU No. 2011-05"). ASU No. 2011-05 requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. This update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. ASU No. 2011-05 is effective for the Company for interim and annual periods ending after December 15, 2011. The Company adopted ASU No. 2011-05 on January 1, 2012 and elected to present comprehensive income in one continuous statement as part of the condensed consolidated financial statements.

Concentrations of credit risk and off-balance sheet risk

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of June 30, 2012 and December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Concentrations of credit risk and off-balance sheet risk

        Cash is the only financial instrument that potentially subjects the Company to concentrations of credit risk. As of December 31, 2011, all of the Company's cash was deposited in accounts at a single financial institution. The Company maintains its cash with a high quality, accredited financial institution and, accordingly, such funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts or other hedging arrangements.